Stock-based compensation plans - Summary of Unexercised Stock Acquisition Rights (Detail)	12 Months Ended
	Mar. 31, 2023 shares ¥ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise term	exercisable up to 10 years from the date of grant.
Number of share options outstanding in share-based payment arrangement	19,691,500	19,691,500	16,544,300	14,022,400	12,876,700
Series 22nd date of options Granted on November 22, 2011 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2011
Exercise term	November 22, 2012
Exercise price | ¥ / shares	¥ 1,523
Number of share options outstanding in share-based payment arrangement	0	0	0	24,700
Series 23rd date of options Granted on November 22, 2011 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2011
Exercise term	November 22, 2012
Exercise price | $ / shares		$ 19.44
Number of share options outstanding in share-based payment arrangement	0	0	0	77,500
Series 24th date of options Granted on December 4, 2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	December 4, 2012
Exercise term	December 4, 2013
Exercise price | ¥ / shares	¥ 932
Number of share options outstanding in share-based payment arrangement	0	0	14,700	24,000
Series 25th date of options Granted on December 4, 2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	December 4, 2012
Exercise term	December 4, 2013
Exercise price | $ / shares		$ 11.23
Number of share options outstanding in share-based payment arrangement	0	0	77,900	102,600
Series 26th date of options Granted on November20, 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2013
Exercise term	November 20, 2014
Exercise price | ¥ / shares	¥ 2,007
Number of share options outstanding in share-based payment arrangement	14,400	14,400	47,000	88,500
Series 27th date of options Granted on November20, 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2013
Exercise term	November 20, 2014
Exercise price | $ / shares		$ 20.01
Number of share options outstanding in share-based payment arrangement	110,700	110,700	127,300	140,900
Series 28th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015
Exercise price | ¥ / shares	¥ 2,410.5
Number of share options outstanding in share-based payment arrangement	132,500	132,500	190,900	243,700
Series 29th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015
Exercise price | $ / shares		$ 20.67
Number of share options outstanding in share-based payment arrangement	135,500	135,500	154,100	167,300
Series 30th date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016
Exercise price | ¥ / shares	¥ 3,404
Number of share options outstanding in share-based payment arrangement	186,900	186,900	252,600	323,900
Series 31st date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016
Exercise price | $ / shares		$ 27.51
Number of share options outstanding in share-based payment arrangement	148,200	148,200	170,800	218,800
Series 32nd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017
Exercise price | ¥ / shares	¥ 3,364
Number of share options outstanding in share-based payment arrangement	390,400	390,400	516,300	672,100
Series 33rd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017
Exercise price | $ / shares		$ 31.06
Number of share options outstanding in share-based payment arrangement	330,500	330,500	367,900	446,200
Series 34th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018
Exercise price | ¥ / shares	¥ 5,231
Number of share options outstanding in share-based payment arrangement	434,200	434,200	572,500	872,800
Series 35th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018
Exercise price | $ / shares		$ 45.73
Number of share options outstanding in share-based payment arrangement	620,500	620,500	676,400	787,200
Series 36th date of options Granted on February28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	February 28, 2018
Exercise term	February 28, 2019
Exercise price | ¥ / shares	¥ 5,442
Number of share options outstanding in share-based payment arrangement	3,900	3,900	4,500	5,800
Series 38th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019
Exercise price | ¥ / shares	¥ 6,440
Number of share options outstanding in share-based payment arrangement	839,900	839,900	977,800	1,290,600
Series 39th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019
Exercise price | $ / shares		$ 56.22
Number of share options outstanding in share-based payment arrangement	760,500	760,500	826,800	987,300
Series 40th date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020
Exercise price | ¥ / shares	¥ 6,705
Number of share options outstanding in share-based payment arrangement	1,210,100	1,210,100	1,389,700	1,645,300
Series 41st date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020
Exercise price | $ / shares		$ 60.99
Number of share options outstanding in share-based payment arrangement	1,076,300	1,076,300	1,190,800	1,393,400
Series 42nd date of options Granted on April17, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	April 17, 2020
Exercise term	April 17, 2021
Exercise price | $ / shares		$ 63.75
Number of share options outstanding in share-based payment arrangement	13,300	13,300	13,300	20,000
Series 43rd date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021
Exercise price | ¥ / shares	¥ 9,237
Number of share options outstanding in share-based payment arrangement	2,060,400	2,060,400	2,193,000	2,252,000
Series 44th date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021
Exercise price | $ / shares		$ 87.48
Number of share options outstanding in share-based payment arrangement	1,862,100	1,862,100	1,974,800	2,222,800
Series 45th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022
Exercise price | ¥ / shares	¥ 14,350
Number of share options outstanding in share-based payment arrangement	2,367,500	2,367,500	2,399,100	0
Series 46th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022
Exercise price | $ / shares		$ 124.9
Number of share options outstanding in share-based payment arrangement	2,277,100	2,277,100	2,391,100	0
Series 47th date of options Granted on November 16 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 16, 2022
Exercise term	November 16, 2023
Exercise price | ¥ / shares	¥ 11,390
Number of share options outstanding in share-based payment arrangement	2,427,100	2,427,100	0	0
Series 48th date of options Granted on November 16 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 16, 2022
Exercise term	November 16, 2023
Exercise price | $ / shares		$ 77.89
Number of share options outstanding in share-based payment arrangement	2,289,500	2,289,500	0	0